PREFERRED STOCK	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
PREFERRED STOCK

NOTE 18. PREFERRED STOCK

Dominion Energy is authorized to issue up to 20 million shares of preferred stock; however, none were issued and outstanding at December 31, 2017 or 2016.

Virginia Power is authorized to issue up to 10 million shares of preferred stock, $100 liquidation preference; however, none were issued and outstanding at December 31, 2017 or 2016.